Debt (Tables)	3 Months Ended
Mar. 31, 2021
Schedule of required payments of principal under the term loan facility
Years ending December 31,	Amount (in thousands)
Remainder of 2021	$-
2022	-
2023	-
2024	27,200
2025 and thereafter	62,007

Schedule of interest at a rate per annum

From March 26, 2021 through September 30, 2021	7.47%
From and after September 30, 2021 through September 30, 2022	10.87%
From and after September 30, 2022 through September 30, 2023	12.87%
From and after September 30, 2023 through September 30, 2024	14.87%
From and after September 30, 2024 through September 30, 2025	16.87%
From and after September 30, 2025 through the Maturity Date.	18.87%

Solar Term Loan Facility [Member]
Schedule of outstanding debt
	March 31, 2021	December 31, 2020
Term loan facility, effective interest rate 9.25%, due 2026	$89,207	$-
Less: Unamortized discounts, fees and issue costs	(6,204)	-
Balance at	$83,003	$-

Unsecured Subordinated Promissory Note [Member]
Schedule of outstanding debt

	March 31, 2020	December 31, 2020
Related party - Unsecured Subordinated Promissory Note, effective interest rate 9.55%, due 2026	13,520	-
Less: Unamortized discounts, fees and issue costs	(2,021)	-
Balance at	$11,499	$-